INCOME TAXES - Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expected Provision at Federal Statutory
Tax Rate					21.00%	21.00%	21.00%
State Tax, net of Federal Impact					(12.00%)	3.10%	2.10%
Employee Parking					(40.40%)	(3.30%)	0.20%
Meals and Entertainment					(42.90%)	(2.20%)	0.20%
Other Permanent Adjustments					(3.60%)	(2.00%)	0.00%
Effective Tax Rate	15.50%	23.90%	18.80%	31.10%	(77.90%)	16.60%	23.50%